UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22749

(Investment Company Act file number)

Resource Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor

New York, NY 10022

 (Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215 (614) 469-3265	Lawrence S. Block Resource Real Estate Diversified Income Fund 717 Fifth Avenue, 14th Floor New York, NY 10022 (212) 506-3899

Registrant’s telephone number, including area code: (215) 231-7050

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019 - March 31, 2020

Item 1.  Reports to Stockholders.

TABLE OF CONTENTS

Portfolio Update	1
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	13
Financial Highlights
Class A	14
Class C	15
Class W	16
Class I	17
Class L	18
Notes to Financial Statements	19
Additional Information	28

Beginning in 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 855-747-9559, or submit a signed letter of instruction requesting paperless reports to PO Box 219169, Kansas City, MO 64121.

If you own shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at 855-747-9559, or by submitting a signed letter of instruction requesting paper reports to PO Box

219169, Kansas City, MO 64121. If you own shares through a financial intermediary, contact the financial intermediary to request paper copies. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Resource Real Estate Diversified Income Fund	Portfolio Update

March 31, 2020 (Unaudited)

The Fund’s performance figures for the periods ended March 31, 2020,* compared to its benchmarks:

Resource Real Estate Diversified Income Fund	6 Month	1 Year	3 Year	5 Year	Since Inception	Inception
Class A Shares – Without Load	-10.73%	-5.88%	2.58%	3.65%	4.99%	3/12/2013
Class A Shares – With Load	-15.85%	-11.32%	0.59%	2.26%	4.11%	3/12/2013
Class C Shares – Without Load	-10.98%	-6.59%	1.84%	2.89%	3.94%	8/1/2014
Class C Shares – With Load(a)	-13.14%	-8.87%	1.31%	2.58%	3.67%	8/1/2014
Class W Shares – Without Load	-10.70%	-5.89%	2.60%	3.49%	4.27%	11/21/2014
Class I Shares – Without Load	-10.50%	-5.61%	2.89%	3.57%	4.55%	8/1/2014
Class L Shares – Without Load	-10.84%	-6.12%	–	–	2.08%	7/10/2017
Class L Shares – With Load	-14.60%	-10.08%	–	–	0.48%	7/10/2017
Bloomberg Barclays U.S. Aggregate Bond Index[1,3]	3.33%	8.93%	4.82%	3.36%	3.24%	3/12/2013
S&P 500 Total Return Index[2]	-12.31%	-6.98%	5.10%	6.73%	9.73%	3/12/2013
Wells Fargo® Hybrid and Preferred Securities REIT Index[4]	-22.91%	-18.57%	-3.70%	0.06%	1.97%	3/12/2013

*	Returns for periods greater than one year are annualized.

(a)	Effective as of December 23, 2016, Class C shares no longer have a sales load.

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities.

[2]	The S&P 500 Total Return Index is an unmanaged, market-value weighted index of 500 common stocks chosen for market size, liquidity and industry group representation.

[3]	Effective upon publication of the Annual Report dated September 30, 2019, the Fund changed its primary benchmark to the Bloomberg Barclays U.S. Aggregate Bond Index. This change was made to align the Fund’s primary benchmark with the primary benchmark used by its real estate interval fund peer group.

[4]	The Wells Fargo® Hybrid and Preferred Securities REIT (“WHPSR”) Index is designed to track the performance of preferred securities issued in the U.S. market by real estate investment trusts. The WHPSR Index is composed exclusively of preferred shares and depositary shares. Investors cannot invest directly in an index.

Past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares when redeemed may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Performance figures for periods greater than one year are annualized. As of the Fund’s most recent prospectus dated January 15, 2020, the Fund’s total annual operating expense, including acquired fund fees and expenses, before fee waivers is 2.90% for Class A, 3.58% for Class C, 2.88% for Class W, 2.68% for Class I and 3.17% for Class L shares. After fee waivers, the Fund’s total annual operating expense is 2.83% for Class A, 3.58% for Class C, 2.84% for Class W, 2.63% for Class I and 3.13% for Class L shares. Class A shares are subject to a maximum sales load of 5.75% imposed on purchases. Class L shares are subject to a maximum sales load of 4.25% imposed on purchases. Repurchases of shares within 365 days of the purchase may be assessed an early withdrawal charge of 0.50% for Class A and 1.00% for Class C. For performance information current to the most recent month-end, please call toll-free 1-855-747-9559.

Semi-Annual Report | March 31, 2020	1

Resource Real Estate Diversified Income Fund	Portfolio Update

March 31, 2020 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment

*	Commencement of operations for Class A Shares.

Portfolio Composition as of March 31, 2020

Asset Type	Percent of Net Assets
Real Estate Investment Trusts - Common Equity	87.37%
Preferred Stocks	16.23%
Short Term Investment	4.26%
Bond & Notes	0.01%
Total Investments	107.87%
Other Assets in Excess of Liabilities	-7.87%
Net Assets	100.00%

Please see the Portfolio of Investments for a detailed listing of the Fund’s holdings.

2	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Interest /Dividend Rate	Maturity	Principal	Value
BONDS & NOTES (0.01%)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.01%)
Morgan Stanley Capital I Trust, Class B(a)	5.538%	02/12/2044	$35,716	$35,115

TOTAL BONDS & NOTES
(Cost $35,371)				35,115

		Shares	Value
PREFERRED STOCKS (16.23%)
TRADED REAL ESTATE INVESTMENT TRUSTS (16.23%)
AGNC Investment Corp., Series E(b)	6.500%	263,000	4,865,500
American Finance Trust, Inc., Series A(b)	7.500%	185,000	3,305,950
American Homes 4 Rent, Series D(b)	6.500%	109,703	2,595,573
Annaly Capital Management, Inc., Series F(b)	6.950%	250,000	4,437,500
Brookfield Property Partners LP, Series A(b)	6.500%	1,562	26,757
Brookfield Property Partners LP, Series A2(b)	6.375%	207,025	3,299,979
Chimera Investment Corp., Series B(b)	8.000%	120,000	1,743,600
Chimera Investment Corp., Series D(b)	8.000%	100,000	1,489,000
City Office REIT, Inc., Series A(b)	6.625%	45,000	775,800
Dynex Capital, Inc., Series B(b)	7.625%	124,248	2,347,045
Global Medical REIT, Inc., Series A(b)	7.500%	97,378	2,225,087
Global Net Lease, Inc., Series A(b)	7.250%	59,203	1,200,341
Global Net Lease, Inc., Series B(b)	6.875%	125,000	2,486,250
MFA Financial, Inc., Series C(b)	6.500%	200,000	1,370,000
Monmouth Real Estate Investment Corp., Series C(b)	6.125%	76,469	1,708,317
New Residential Investment Corp., Series A(b)	7.500%	200,000	3,026,000
New Residential Investment Corp., Series C(b)	6.375%	154,782	2,016,809
New York Mortgage Trust, Inc., Series C(b)	7.875%	105,000	1,006,950
New York Mortgage Trust, Inc., Series E(b)	7.875%	98,000	866,320
Pebblebrook Hotel Trust, Series F(b)	6.300%	100,000	1,573,000
Sotherly Hotels, Inc., Series B(b)	8.000%	119,650	776,529
Two Harbors Investment Corp., Series A(b)	8.125%	150,000	2,466,000
Two Harbors Investment Corp., Series C(b)	7.250%	110,000	1,688,500
UMH Properties, Inc., Series C(b)	6.750%	160,000	3,124,624

TOTAL PREFERRED STOCKS
(Cost $78,092,353)			50,421,431

REAL ESTATE INVESTMENT TRUSTS - COMMON EQUITY (87.37%)
PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (0.78%)
InvenTrust Properties Corp.(a)(c)(d)		446,837	1,369,660
NorthStar Healthcare Income, Inc.(a)(c)(d)		168,566	1,048,098
			2,417,758
PRIVATE REAL ESTATE INVESTMENT TRUSTS & PRIVATE INVESTMENT FUNDS (81.77%)
ACRES Capital Debt Opportunity Fund, LP(a)		12,133,660	11,985,355
Ares Real Estate Enhanced Income Fund(a)		N/A	8,674,904
Ares US Real Estate Fund IX(a)		N/A	7,180,502
Bain Capital Real Estate I-B, LP(a)		N/A	3,112,405
Broadstone Net Lease, Inc.(a)		23,529	1,832,941
Brookfield Premier Real Estate Partners(a)		10,302	14,340,527

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	3

Resource Real Estate Diversified Income Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENT TRUSTS & PRIVATE INVESTMENT FUNDS (continued)
Brookfield Real Estate Finance Fund V(a)	N/A	$11,320,600
Carlyle Property Investors L.P.(a)	10,632	13,980,748
Clarion Lion Industrial Trust(a)	7,908	17,294,047
Clarion Lion Properties Fund, LP(a)	11,258	17,528,887
Clarion Partners Debt Investment Fund, LP(a)	N/A	6,752,359
Clarion Ventures 4(a)	N/A	14,210,018
Harrison Street Core Property Fund(a)	11,210	15,853,655
Heitman Core Real Estate Debt Income Trust, LP(a)	24,624	25,213,451
Menlo Equities Absolute Return Fund(a)	14,050	15,411,384
Metlife Commercial Mortgage Income Fund, LP(a)	9,800	9,949,065
Nuveen US Core Plus Real Estate Debt Fund(a)	49	4,310,494
PGIM Real Estate US Debt Fund(a)	21,481	25,372,169
Prologis US Logistics Fund(a)	5,317	10,068,457
Sculptor Real Estate Credit Fund, LP(a)	N/A	6,626,880
Truman 2016 SC5, LLC(a)	N/A	766,809
UBS Trumbull Property Fund(a)	660	6,906,502
Voya Commercial Mortgage Lending Fund LP(a)	5,338	5,398,479
		254,090,638
TRADED REAL ESTATE INVESTMENT TRUSTS (4.82%)
Ares Commercial Real Estate Corp.(b)	235,775	1,648,067
EPR Properties(b)	50,000	1,211,000
Kilroy Realty Corp.(b)	25,000	1,592,500
STAG Industrial, Inc.(b)	173,160	3,899,563
Starwood Property Trust, Inc.(b)	275,000	2,818,750
TPG RE Finance Trust, Inc.(b)	165,000	905,850
Ventas, Inc.(b)	108,000	2,894,400
		14,970,130

TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON EQUITY
(Cost $267,556,491)		271,478,526

	Shares	Value
SHORT TERM INVESTMENT (4.26%)
Dreyfus Treasury Cash Management, Institutional Class, 0.22%(e)	13,229,075	13,229,075

TOTAL SHORT TERM INVESTMENT
(Cost $13,229,075)		13,229,075

INVESTMENTS, AT VALUE (107.87%)
(Cost $358,913,290)		$335,164,147

LINE OF CREDIT (-8.32%)		(25,836,647)
Other Assets In Excess Of Liabilities (0.45%)		1,390,912

NET ASSETS (100.00%)		$310,718,412

See Notes to Financial Statements.

4	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

(a)	Illiquid/restricted security. See chart below.
(b)	All or a portion of each of these securities have been segregated as collateral for line of credit. The aggregate market value of those securities was $65,391,561.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	Fair value estimated using fair valuation procedures adopted by the Board of Trustees. Total value of such securities is $2,417,758, representing 0.78% of net assets.
(e)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	5

Resource Real Estate Diversified Income Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

Securities determined to be illiquid/restricted under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
08/16/18 - 7/11/19	ACRES Capital Debt Opportunity Fund, LP	$12,000,000	$11,985,355	3.86%
02/22/19 - 03/04/20	Ares Real Estate Enhanced Income Fund	8,699,905	8,674,904	2.79%
12/14/18 - 03/24/20	Ares US Real Estate Fund IX	7,334,554	7,180,502	2.31%
11/14/18 - 03/24/20	Bain Capital Real Estate I-B, LP	3,025,424	3,112,405	1.00%
12/30/16	Broadstone Net Lease, Inc.	809,055	1,832,941	0.59%
10/01/19 - 12/30/19	Brookfield Premier Real Estate Partners	14,000,000	14,340,527	4.62%
06/26/17 - 01/17/20	Brookfield Real Estate Finance Fund V	11,663,067	11,320,600	3.64%
07/01/2019 - 10/01/19	Carlyle Property Investors L.P.	13,987,157	13,980,748	4.50%
01/01/14 - 12/30/19	Clarion Lion Industrial Trust	11,575,875	17,294,047	5.57%
01/01/14 - 05/31/19	Clarion Lion Properties Fund, LP	14,379,784	17,528,887	5.64%
02/14/17 - 05/21/19	Clarion Partners Debt Investment Fund, LP	6,868,221	6,752,359	2.17%
07/01/16 - 07/10/19	Clarion Ventures 4	9,793,571	14,210,018	4.57%
01/03/18 - 10/03/19	Harrison Street Core Property Fund	15,087,291	15,853,655	5.10%
07/27/17 - 11/13/17	Heitman Core Real Estate Debt Income Trust, LP	25,000,000	25,213,451	8.11%
02/06/15	InvenTrust Properties Corp.	1,321,089	1,369,660	0.44%
06/28/19	Menlo Equities Absolute Return Fund	16,000,000	15,411,384	4.96%
10/02/17 - 04/02/18	Metlife Commercial Mortgage Income Fund, LP	9,999,875	9,949,065	3.20%
03/04/14 - 12/15/15	Morgan Stanley Capital I Trust, Class B	35,371	35,115	0.01%
11/27/13 - 03/12/15	NorthStar Healthcare Income, Inc.	1,195,477	1,048,098	0.34%
05/31/19 - 02/28/20	Nuveen US Core Plus Real Estate Debt Fund	4,423,000	4,310,494	1.39%
07/31/17 - 03/29/18	PGIM Real Estate US Debt Fund	25,000,000	25,372,169	8.17%
01/03/20	Prologis US Logistics Fund	9,900,000	10,068,457	3.24%
06/28/17 - 03/23/20	Sculptor Real Estate Credit Fund, LP	7,126,177	6,626,880	2.13%
06/24/16 - 10/21/19	Truman 2016 SC5, LLC	244,929	766,809	0.25%
01/04/16 - 10/01/18	UBS Trumbull Property Fund	7,101,835	6,906,502	2.22%
10/11/19 - 12/30/19	Voya Commercial Mortgage Lending Fund LP	5,400,000	5,398,479	1.74%
	Total	$241,971,657	$256,543,511	82.56%

Additional information on investments in private real estate investment funds:

		Redemption	Redemption Notice	Unfunded Commitments as of March
Security	Value	Frequency	(Days)	31, 2020
ACRES Capital Debt Opportunity Fund, LP	$11,985,355	N/A	N/A	$–
Ares Real Estate Enhanced Income Fund(a)	8,674,904	Quarterly	90	5,300,095
Ares US Real Estate Fund IX	7,180,502	N/A	N/A	5,165,446
Bain Capital Real Estate I-B, LP	3,112,405	N/A	N/A	7,217,735
Broadstone Net Lease, Inc.	1,832,941	Quarterly	10	–
Brookfield Premier Real Estate Partners	14,340,527	Quarterly	90	–
Brookfield Real Estate Finance Fund V	11,320,600	N/A	N/A	13,053,855
Carlyle Property Investors L.P.(b)	13,980,748	N/A	N/A	3,000,000
Clarion Lion Industrial Trust	17,294,047	Quarterly	90	1,500,000
Clarion Lion Properties Fund, LP	17,528,887	Quarterly	90	–
Clarion Partners Debt Investment Fund, LP	6,752,359	N/A	N/A	5,158,972
Clarion Ventures 4	14,210,018	N/A	N/A	963,242
Harrison Street Core Property Fund	15,853,655	Quarterly	45	–
Heitman Core Real Estate Debt Income Trust, LP(c)	25,213,451	Quarterly	90	–
Menlo Equities Absolute Return Fund(d)	15,411,384	Annually	30	–
Metlife Commercial Mortgage Income Fund, LP	9,949,065	Quarterly	90	–
Nuveen US Core Plus Real Estate Debt Fund(e)	4,310,494	Quarterly	90	5,577,000
PGIM Real Estate US Debt Fund	25,372,169	Quarterly	90	–
Prologis US Logistics Fund	10,068,457	Quarterly	90	5,100,000
Sculptor Real Estate Credit Fund, LP	6,626,880	N/A	N/A	14,371,099

See Notes to Financial Statements.

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Resource Real Estate Diversified Income Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

		Redemption	Redemption Notice	Unfunded Commitments as of March
Security	Value	Frequency	(Days)	31, 2020
Truman 2016 SC5, LLC	$766,809	N/A	N/A	$–
UBS Trumbull Property Fund	6,906,502	Quarterly	60	–
Voya Commercial Mortgage Lending Fund LP	5,398,479	N/A	N/A	–

(a)	Redemptions are subject to a two-year holding period from the underlying fund's initial capital call on December 17, 2018.
(b)	Redemptions are subject to a two-year holding period from the underlying fund’s initial capital call on July 1, 2019.
(c)	Redemptions are subject to a three-year holding period from the date of the underlying fund's initial close on July 27, 2017.
(d)	Redemptions are subject to a two-year holding period from the underlying fund’s initial capital call on June 28, 2019.
(e)	Redemptions are subject to a two-year holding period from the underlying fund’s initial capital call on May 31, 2019.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	7

Resource Real Estate Diversified Income Fund	Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

ASSETS
Investments, at value (Cost $358,913,290)	$335,164,147
Cash	489,634
Dividends and interest receivable	1,452,099
Receivable for investments sold	2,200,446
Receivable for fund shares sold	37,074
Prepaid expenses and other assets	116,293
Total assets	339,459,693

LIABILITIES
Line of credit payable	25,836,647
Interest on line of credit payable	1,352
Payable for investments purchased	2,200,445
Payable due to adviser	326,664
Administration fees payable	35,493
Custody fees payable	35,395
Payable for trustee fees and expenses	439
Payable for compliance services fees	16,673
Distribution and dealer manager fees payable	51,345
Shareholder servicing fees payable	52,364
Payable for transfer agency fees	11,083
Accrued expenses and other liabilities	173,381
Total liabilities	28,741,281
NET ASSETS	$310,718,412

NET ASSETS CONSISTS OF
Paid-in capital	$327,416,305
Total distributable earnings	(16,697,893)
NET ASSETS	$310,718,412

PRICING OF SHARES
Class A
Net Assets	$96,069,473
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	10,486,142
Net Asset Value and redemption price per share(a)	$9.16
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$9.72
Class C
Net Assets	$75,325,624
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	8,223,868
Net Asset Value, offering and redemption price per share(a)	$9.16
Class W
Net Assets	$58,805,998
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	6,322,181
Net Asset Value, offering and redemption price per share	$9.30
Class I
Net Assets	$74,912,504
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	7,848,130
Net Asset Value, offering and redemption price per share	$9.55
Class L
Net Assets	$5,604,813
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	611,621
Net Asset Value and redemption price per share	$9.16
Maximum Offering Price Per Share (Maximum Sales Charge of 4.25%)	$9.57

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

8	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME
Dividends(a)	$9,601,686
Interest	355,625
Total investment income	9,957,311

EXPENSES
Investment advisory fees (Note 3)	2,195,686
Administrative fees (Note 3)	167,079
Distribution fees (Note 3):
Class C	301,638
Class T(b)	10,950
Class L	10,343
Shareholder servicing fees (Note 3):
Class A	129,286
Class C	100,546
Class W	96,487
Class U(c)	4,726
Class T(b)	3,650
Class D(b)	3,227
Class L	10,343
Dealer manager fees (Note 3):
Class D(b)	6,454
Interest expense (Note 8)	573,450
Dividend expense on securities sold short	1,062,023
Transfer agent fees (Note 3)	180,040
Audit fees	14,012
Legal fees	55,727
Printing expense	54,193
Registration fees	51,255
Custody fees	81,053
Trustee fees and expenses (Note 3)	33,139
Compliance services fees (Note 3)	100,000
Networking Fees:
Class A	22,931
Class C	14,680
Class W	8,344
Class I	8,200
Class L	1,757
Other expenses	61,082
Total expenses	5,362,301
Less fees waived by investment adviser (Note 3)	(20,503)
Recoupment of previously waived fees (Note 3)	25,486
Total net expenses	5,367,284
NET INVESTMENT INCOME	4,590,027
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	9,751,990
Net realized loss on written options	(325,501)
Total net realized gain	9,426,489
Net change in unrealized depreciation on investments	(51,697,989)
Net change in unrealized appreciation on written options	247,584
Total net change in unrealized depreciation	(51,450,405)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(42,023,916)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,433,889)

(a)	Net of foreign tax withholding in the amount of $1,288.
(b)	Effective as of February 3, 2020, the Fund has suspended the offering of its Class D and Class T shares.
(c)	Effective as of January 15, 2020, the Fund has suspended the offering of its Class U shares.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	9

Resource Real Estate Diversified Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS
Net investment income	$4,590,027	$11,154,521
Net realized gain	9,426,489	7,880,053
Net change in unrealized appreciation/(depreciation)	(51,450,405)	5,488,048
Net increase/(decrease) in net assets resulting from operations	(37,433,889)	24,522,622

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributable Earnings
Class A	(4,306,994)	(3,994,204)
Class C	(3,003,247)	(2,618,689)
Class W	(2,685,115)	(3,730,424)
Class I	(3,464,115)	(1,835,557)
Class U(a)	(62)	(445,458)
Class T(b)	(327)	(248,861)
Class D(b)	(787)	(255,121)
Class L	(240,536)	(330,150)
From return of capital:
Class A	–	(1,153,777)
Class C	–	(747,260)
Class W	–	(1,104,767)
Class I	–	(519,261)
Class U(a)	–	(133,691)
Class T(b)	–	(78,236)
Class D(b)	–	(73,525)
Class L	–	(93,724)
Net decrease in net assets from distributions	(13,701,183)	(17,362,705)

CAPITAL SHARE TRANSACTIONS
Class A
Proceeds from sales of shares	6,191,817	13,039,162
Distributions reinvested	1,791,131	2,516,605
Cost of shares redeemed	(5,891,734)	(8,132,489)
Net Transferred in/(out)	13,708,647	(218,915)
Net increase from capital shares transactions	15,799,861	7,204,363

Class C
Proceeds from sales of shares	7,611,842	14,689,128
Distributions reinvested	1,649,786	2,037,232
Cost of shares redeemed	(2,991,496)	(4,235,609)
Net Transferred in/(out)	6,785,237	(1,764,422)
Net increase from capital shares transactions	13,055,369	10,726,329

Class W
Proceeds from sales of shares	5,459,389	27,638,555
Distributions reinvested	1,549,309	2,974,798
Cost of shares redeemed	(7,685,664)	(5,313,340)
Net Transferred in/(out)	(22,885,221)	(4,687,265)
Net increase/(decrease) from capital shares transactions	(23,562,187)	20,612,748

Class I
Proceeds from sales of shares	10,890,442	26,092,038
Distributions reinvested	1,324,612	1,443,152
Cost of shares redeemed	(9,882,022)	(1,965,835)
Net Transferred in/(out)	29,833,292	6,223,099
Net increase from capital shares transactions	32,166,324	31,792,454

Class U(a)
Distributions reinvested	62	193,216
Cost of shares redeemed	(463,360)	(1,808,920)
Net Transferred in/(out)	(8,915,849)	(618,052)
Net decrease from capital shares transactions	(9,379,147)	(2,233,756)

See Notes to Financial Statements.

10	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Statements of Changes in Net Assets (continued)

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Class T(b)
Distributions reinvested	$327	$183,528
Cost of shares redeemed	(81,032)	(341,048)
Net Transferred in/(out)	(6,994,765)	1,556,738
Net increase/(decrease) from capital shares transactions	(7,075,470)	1,399,218
Class D(b)
Distributions reinvested	–	186,784
Cost of shares redeemed	(46,904)	(374,820)
Net Transferred in/(out)	(6,128,502)	(482,114)
Net decrease from capital shares transactions	(6,175,406)	(670,150)
Class L
Proceeds from sales of shares	1,502,059	5,532,741
Distributions reinvested	114,857	193,991
Cost of shares redeemed	(90,888)	(116,546)
Net Transferred in/(out)	(5,402,839)	(9,069)
Net increase/(decrease) from capital shares transactions	(3,876,811)	5,601,117
Net increase/(decrease) in net assets	(40,182,539)	81,592,240

NET ASSETS
Beginning of period	350,900,951	269,308,711
End of period	$310,718,412	$350,900,951

OTHER INFORMATION
Capital Shares Transactions
Class A
Issued	584,206	1,248,889
Distributions reinvested	180,873	243,649
Redeemed	(554,723)	(780,112)
Net Transferred in/(out)	1,281,107	(21,132)
Net increase in capital shares	1,491,463	691,294

Class C
Issued	719,677	1,404,406
Distributions reinvested	166,474	197,254
Redeemed	(281,500)	(406,869)
Net Transferred in/(out)	635,245	(168,104)
Net increase in capital shares	1,239,896	1,026,687

Class W
Issued	506,310	2,609,999
Distributions reinvested	153,756	283,477
Redeemed	(712,587)	(500,980)
Net Transferred in/(out)	(2,106,414)	(438,774)
Net increase/(decrease) in capital shares	(2,158,935)	1,953,722

Class I
Issued	986,021	2,390,258
Distributions reinvested	127,582	133,482
Redeemed	(892,581)	(181,120)
Net Transferred in/(out)	2,674,998	568,635
Net increase in capital shares	2,896,020	2,911,255

Class U(a)
Distributions reinvested	79	18,718
Redeemed	(43,422)	(172,998)
Net Transferred in/(out)	(833,259)	(58,972)
Net decrease in capital shares	(876,602)	(213,252)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	11

Statements of Changes
Resource Real Estate Diversified Income Fund	in Net Assets (continued)

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OTHER INFORMATION
Capital Shares Transactions
Class T(b)
Distributions reinvested	92	17,735
Redeemed	(7,671)	(32,736)
Net Transferred in/(out)	(656,168)	148,576
Net increase/(decrease) in capital shares	(663,747)	133,575

Class D(b)
Distributions reinvested	–	17,828
Redeemed	(4,337)	(35,293)
Net Transferred in/(out)	(564,842)	(45,610)
Net decrease in capital shares	(569,179)	(63,075)

Class L
Issued	140,643	526,390
Distributions reinvested	11,582	18,625
Redeemed	(8,566)	(11,167)
Net Transferred in/(out)	(505,411)	(875)
Net increase/(decrease) in capital shares	(361,752)	532,973

(a)	Effective as of January 15, 2020, the Fund has suspended the offering of its Class U shares.
(b)	Effective as of February 3, 2020, the Fund has suspended the offering of its Class D and Class T shares.

See Notes to Financial Statements.

12	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Statement of Cash Flows

For the Six Months Ended March 31, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(37,433,889)
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(112,574,464)
Proceeds from sale of investment securities	142,134,594
Purchase of option contracts	(972,335)
Proceeds from sale of option contracts	107,722
Premiums received from written options transactions	936,738
Premiums paid from closing written options transactions	(2,878,406)
Net (purchase) proceeds from short-term investment securities	(11,013,406)
Amortization of discount and accretion of discount on investments	(7)
Net realized (gain)/loss on:
Investments	(9,751,990)
Written options	325,501
Net change in unrealized (appreciation)/depreciation on:
Investments	51,697,989
Written options	(247,584)
(Increase)/Decrease in assets:
Dividends and interest receivable	2,071,074
Prepaid expenses and other assets	(86,646)
Increase/(Decrease) in liabilities:
Interest on line of credit payable	(158,823)
Payable due to adviser	(13,797)
Administration fees payable	(26,999)
Custody fees payable	10,786
Shareholder servicing fees payable	(7,537)
Payable for trustee fees and expenses	439
Payable for compliance services fees	5
Distribution and dealer manager fees payable	(2,929)
Payable for transfer agency fees	(43,616)
Accrued expenses and other liabilities	(2,778)
Net cash provided by operating activities	22,069,642

CASH FLOWS FROM FINANCING ACTIVITIES:
Net Payments on line of credit	(17,645,685)
Proceeds from sale of shares	31,912,291
Cost of shares redeemed	(27,133,100)
Decrease in payable to custodian	(1,555,642)
Cash distributions paid	(7,271,099)
Net cash used in financing activities	(21,693,235)

Net Change in cash & cash equivalents	376,407

Restricted and unrestricted cash, beginning of year	$113,227
Restricted and unrestricted cash, end of year	$489,634

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities not included herin consist of reinvestment of distributions of:	$6,430,084
Cash paid for interest on line of credit during the year was:	$732,273
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$–
Due from broker
Written options	$113,227
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF YEAR TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$489,634
Due from broker
Written options	$–

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	13

Resource Real Estate Diversified Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Years or Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF YEAR OR PERIOD	$10.69		$10.47	$10.19	$10.26	$9.81	$10.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)	0.15		0.40	0.30	0.39	0.34	0.21
Net realized and unrealized gain/(loss) on investments	(1.38)		0.42	0.58	0.17	0.71	(0.47)
Total income/(loss) from investment operations	(1.23)		0.82	0.88	0.56	1.05	(0.26)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.30)		(0.26)	(0.24)	(0.31)	(0.32)	(0.17)
From net realized gain on investments	–		(0.21)	(0.15)	(0.12)	–	(0.03)
From return of capital	–		(0.13)	(0.21)	(0.20)	(0.28)	(0.25)
Total distributions	(0.30)		(0.60)	(0.60)	(0.63)	(0.60)	(0.45)
INCREASE/DECREASE IN NET ASSET VALUE	(1.53)		0.22	0.28	(0.07)	0.45	(0.71)
NET ASSET VALUE, END OF YEAR OR PERIOD	$9.16		$10.69	$10.47	$10.19	$10.26	$9.81
TOTAL RETURN(d)(e)	(10.73)%		8.17%	9.00%	5.67%	11.09%	(2.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year or period (in 000s)	$96,069		$96,114	$86,965	$84,231	$61,470	$37,399
RATIOS TO AVERAGE NET ASSETS(f)
Including interest and dividend expense:
Expenses, gross	2.89	%(g)	2.90%	2.97%	2.90%	2.78%	3.30	%(g)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.88	%(g)	2.83%	2.76%	2.69%	2.39%	2.24	%(g)
Excluding interest and dividend expense:
Expenses, gross	2.00	%(g)	2.06%	2.20%	2.20%	2.38%	3.05	%(g)
Expenses, net of fees waived/expenses reimbursed by investment adviser	1.99	%(g)	1.99%	1.99%	1.99%	1.99%	1.99	%(g)
Net investment income(c)	2.77	%(g)	3.83%	2.97%	3.81%	3.47%	3.57	%(g)
PORTFOLIO TURNOVER RATE	28	%(h)	65%	78%	11%	21%	5	%(h)
BORROWINGS AT END OF YEAR OR PERIOD
Aggregate amount outstanding (000s)	$25,837		$43,482	$48,104	$60,415	$36,821	$12,373
Asset coverage per $1,000 (000s)	$13,026		$9,070	$6,515	$4,912	$4,808	$6,249

(a)	With the approval of the Board of Trustees, effective September 30, 2015, the Fund’s fiscal year end was changed from February 28 to September 30.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Recognition of net investment income is affected by timing and declaration of dividends by underlying REITs and private investment funds.
(d)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized. Returns shown exclude applicable sales charges.

(e)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.

(f)	Ratios do not include expenses of underlying investment companies and private investment funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

14	www.resourcealts.com

Resource Real Estate Diversified Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Years or Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF YEAR OR PERIOD	$10.68		$10.47	$10.19	$10.25	$9.81	$10.50

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)	0.10		0.32	0.23	0.32	0.28	0.18
Net realized and unrealized gain/(loss) on investments	(1.36)		0.41	0.57	0.18	0.68	(0.48)
Total income/(loss) from investment operations	(1.26)		0.73	0.80	0.50	0.96	(0.30)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.26)		(0.22)	(0.20)	(0.27)	(0.27)	(0.14)
From net realized gain on investments	–		(0.18)	(0.14)	(0.12)	–	(0.03)
From return of capital	–		(0.12)	(0.18)	(0.17)	(0.25)	(0.22)
Total distributions	(0.26)		(0.52)	(0.52)	(0.56)	(0.52)	(0.39)
INCREASE/DECREASE IN NET ASSET VALUE	(1.52)		0.21	0.28	(0.06)	0.44	(0.69)
NET ASSET VALUE, END OF YEAR OR PERIOD	$9.16		$10.68	$10.47	$10.19	$10.25	$9.81
TOTAL RETURN(d)(e)	(10.98)%		7.24%	8.17%	4.97%	10.15%	(2.86)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year or period (in 000s)	$75,326		$74,609	$62,367	$57,559	$33,114	$13,436

RATIOS TO AVERAGE NET ASSETS(f)
Including interest and dividend expense:
Expenses, gross	3.64	%(g)	3.64%	3.73%	3.71%	3.53%	4.04	%(g)
Expenses, net of fees waived/expenses reimbursed by investment adviser	3.63	%(g)	3.58%	3.51%	3.47%	3.14%	2.99	%(g)
Excluding interest and dividend expense:
Expenses, gross	2.74	%(g)	2.80%	2.96%	2.98%	3.13%	3.79	%(g)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.74	%(g)	2.74%	2.74%	2.74%	2.74%	2.74	%(g)
Net investment income(c)	2.01	%(g)	3.08%	2.24%	3.11%	2.87%	2.97	%(g)

PORTFOLIO TURNOVER RATE	28	%(h)	65%	78%	11%	21%	5	%(h)

BORROWINGS AT END OF YEAR OR PERIOD
Aggregate amount outstanding (000s)	$25,837		$43,482	$48,104	$60,415	$36,821	$12,373
Asset coverage per $1,000 (000s)	$13,026		$9,070	$6,515	$4,912	$4,808	$6,249

(a)	With the approval of the Board of Trustees, effective September 30, 2015, the Fund’s fiscal year end was changed from February 28 to September 30.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Recognition of net investment income is affected by timing and declaration of dividends by underlying REITs and private investment funds.
(d)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.
(f)	Ratios do not include expenses of underlying investment companies and private investment funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	15

Resource Real Estate Diversified Income Fund – Class W	Financial Highlights

For a Share Outstanding Throughout the Years or Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF YEAR OR PERIOD	$10.85		$10.63	$10.35	$10.41		$9.96	$10.67

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)	0.14		0.41	0.31	0.39		0.32	0.20
Net realized and unrealized gain/(loss) on investments	(1.39)		0.42	0.58	0.17		0.69	(0.49)
Total income/(loss) from investment operations	(1.25)		0.83	0.89	0.56		1.01	(0.29)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.30)		(0.26)	(0.23)	(0.30)		(0.30)	(0.15)
From net realized gain on investments	–		(0.21)	(0.16)	(0.12)		–	(0.03)
From return of capital	–		(0.14)	(0.22)	(0.20)		(0.26)	(0.24)
Total distributions	(0.30)		(0.61)	(0.61)	(0.62)		(0.56)	(0.42)
INCREASE/DECREASE IN NET ASSET VALUE	(1.55)		0.22	0.28	(0.06)		0.45	(0.71)
NET ASSET VALUE, END OF YEAR OR PERIOD	$9.30		$10.85	$10.63	$10.35		$10.41	$9.96

TOTAL RETURN(d)(e)	(10.70)%		8.13%	8.95%	5.64%		10.46%	(2.79)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year or period (in 000s)	$58,806		$92,006	$69,400	$56,427		$31,076	$11,421

RATIOS TO AVERAGE NET ASSETS(f)
Including interest and dividend expense:
Expenses, gross	3.01	%(g)	2.88%	2.96%	3.06%		3.30%	3.78	%(g)
Expenses, net of fees waived/expenses reimbursed by investment adviser	3.02	%(g)	2.84%	2.76%	2.83	%(h)	2.89%	2.74	%(g)
Excluding interest and dividend expense:
Expenses, gross	1.97	%(g)	2.03%	2.19%	2.32%		2.90%	3.53	%(g)
Expenses, net of fees waived/expenses reimbursed by investment adviser	1.99	%(g)	1.99%	1.99%	2.09	%(h)	2.49%	2.49	%(g)
Net investment income(c)	2.64	%(g)	3.85%	3.01%	3.79%		3.17%	3.28	%(g)

PORTFOLIO TURNOVER RATE	28	%(i)	65%	78%	11%		21%	5	%(i)

BORROWINGS AT END OF YEAR OR PERIOD
Aggregate amount outstanding (000s)	$25,837		$43,482	$48,104	$60,415		$36,821	$12,373
Asset coverage per $1,000 (000s)	$13,026		$9,070	$6,515	$4,912		$4,808	$6,249

(a)	With the approval of the Board of Trustees, effective September 30, 2015, the Fund’s fiscal year end was changed from February 28 to September 30.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Recognition of net investment income is affected by timing and declaration of dividends by underlying REITs and private investment funds.
(d)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.
(f)	Ratios do not include expenses of underlying investment companies and private investment funds in which the Fund invests.
(g)	Annualized.
(h)	Effective January 5, 2017, the annual expense limitation changed from 2.49% to 1.99%.
(i)	Not annualized.

See Notes to Financial Statements.

16	www.resourcealts.com

Resource Real Estate Diversified Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout the Years or Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF YEAR OR PERIOD	$11.13		$10.91	$10.62	$10.74	$10.36	$10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)	0.17		0.45	0.36	0.48	0.04	0.27
Net realized and unrealized gain/(loss) on investments	(1.42)		0.42	0.59	0.09	0.97	(0.54)
Total income/(loss) from investment operations	(1.25)		0.87	0.95	0.57	1.01	(0.27)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.33)		(0.27)	(0.26)	(0.34)	(0.33)	(0.04)
From net realized gain on investments	–		(0.23)	(0.16)	(0.12)	–	(0.03)
From return of capital	–		(0.15)	(0.24)	(0.23)	(0.30)	(0.09)
Total distributions	(0.33)		(0.65)	(0.66)	(0.69)	(0.63)	(0.16)
INCREASE/DECREASE IN NET ASSET VALUE	(1.58)		0.22	0.29	(0.12)	0.38	(0.43)
NET ASSET VALUE, END OF YEAR OR PERIOD	$9.55		$11.13	$10.91	$10.62	$10.74	$10.36
TOTAL RETURN(d)(e)	(10.50)%		8.35%	9.25%	5.45%	10.12%	(2.51)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year or period (in 000s)	$74,913		$55,138	$22,273	$8,385	$0 (f)	$49

RATIOS TO AVERAGE NET ASSETS(g)
Including interest and dividend expense:
Expenses, gross	2.53	%(h)	2.68%	2.75%	3.23%	2.49%	2.96	%(h)
Expenses, net of fees waived/expenses reimbursed by investment adviser	2.54	%(h)	2.63%	2.49%	2.56%	2.14%	1.99	%(h)
Excluding interest and dividend expense:
Expenses, gross	1.73	%(h)	1.79%	2.00%	2.41%	2.09%	2.71	%(h)
Expenses, net of fees waived/expenses reimbursed by investment adviser	1.74	%(h)	1.74%	1.74%	1.74%	1.74%	1.74	%(h)
Net investment income(c)	3.13	%(h)	4.10%	3.35%	4.48%	0.36%	4.46	%(h)

PORTFOLIO TURNOVER RATE	28	%(i)	65%	78%	11%	21%	5	%(i)

BORROWINGS AT END OF YEAR OR PERIOD
Aggregate amount outstanding (000s)	$25,837		$43,482	$48,104	$60,415	$36,821	$12,373
Asset coverage per $1,000 (000s)	$13,026		$9,070	$6,515	$4,912	$4,808	$6,249

(a)	With the approval of the Board of Trustees, effective September 30, 2015, the Fund’s fiscal year end was changed from February 28 to September 30.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Recognition of net investment income is affected by timing and declaration of dividends by underlying REITs and private investment funds.
(d)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.
(f)	Amount less than $500.
(g)	Ratios do not include expenses of underlying investment companies and private investment funds in which the Fund invests.
(h)	Annualized.
(i)	Not annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	17

Resource Real Estate Diversified Income Fund – Class L	Financial Highlights

For a Share Outstanding Throughout the Years or Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017(a)
NET ASSET VALUE, BEGINNING OF YEAR OR PERIOD	$10.69		$10.48	$10.20	$10.22

INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment income(b)(c)	0.12		0.38	0.30	0.26
Net realized and unrealized gain/(loss) on investments	(1.36)		0.40	0.55	(0.14	)(d)
Total income/(loss) from investment operations	(1.24)		0.78	0.85	0.12

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.29)		(0.24)	(0.22)	(0.05)
From net realized gain on investments	–		(0.20)	(0.15)	(0.02)
From return of capital	–		(0.13)	(0.20)	(0.07)
Total distributions	(0.29)		(0.57)	(0.57)	(0.14)
INCREASE/(DECREASE) IN NET ASSET VALUE	(1.53)		0.21	0.28	(0.02)
NET ASSET VALUE, END OF YEAR OR PERIOD	$9.16		$10.69	$10.48	$10.20
TOTAL RETURN(e)(f)	(10.84)%		7.79%	8.72%	1.22%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year or period (in 000s)	$5,605		$10,402	$4,613	$836

RATIOS TO AVERAGE NET ASSETS(g)
Including interest and dividend expense:
Expenses, gross	3.38	%(h)	3.17%	3.22%	3.83	%(h)
Expenses, net of fees waived/expenses reimbursed by investment advisor	3.37	%(h)	3.13%	2.99%	3.07	%(h)

Excluding interest and dividend expense:
Expenses, gross	2.25	%(h)	2.28%	2.47%	3.00	%(h)
Expenses, net of fees waived/expenses reimbursed by investment advisor	2.24	%(h)	2.24%	2.24%	2.24	%(h)

Net investment income (c)	2.26	%(h)	3.60%	2.91%	11.62	%(h)

PORTFOLIO TURNOVER RATE	28	%(i)	65%	78%	11	%(i)(j)

BORROWINGS AT END OF YEAR OR PERIOD
Aggregate amount outstanding (000s)	$25,837		$43,482	$48,104	$60,415
Asset coverage per $1,000 (000s)	$13,026		$9,070	$6,515	$4,912

(a)	The Fund’s Class L commenced operations on July 10, 2017.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Recognition of net investment income is affected by timing and declaration of dividends by underlying REITs and private investment funds.
(d)	Realized and unrealized losses per share do not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the year ended September 30, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.
(e)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distribution, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized. Returns shown exclude applicable sales charges.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from net asset values and returns for shareholder transactions.
(g)	Ratios do not include expenses of underlying investment companies and private investment funds in which the Fund invests.
(h)	Annualized.
(i)	Not annualized.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2017.

See Notes to Financial Statements.

18	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

March 31, 2020 (Unaudited)

1. ORGANIZATION

Resource Real Estate Diversified Income Fund (the “Trust” or the “Fund”) was organized as a Delaware statutory trust on August 1, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s investment adviser is Resource Real Estate, LLC (the “Adviser”). The Fund’s investment objectives are to produce income and to achieve capital appreciation with low to moderate volatility and low to moderate correlation to the broader equity markets. The Fund is diversified and pursues its investment objectives by investing, under normal circumstances, at least 80% of assets (defined as net assets plus the amount of any borrowing for investment purposes) in real estate and real estate related industry securities, primarily in income producing equity and debt securities.

To the extent permitted by 1940 Act, the Fund may make investments through its wholly-owned subsidiaries, DIF Investments LLC or DIF Investments II LLC, each of which is a pass-through entity. Reference to the Fund in this Semi-Annual Report include these wholly-owned subsidiaries.

The Fund currently offers Class A, Class C, Class W, Class I and Class L shares. Class A shares commenced operations on March 12, 2013; Class C and Class I shares commenced operations on August 1, 2014; Class W shares commenced operations on November 24, 2014; and Class L shares commenced operations on July 10, 2017. Effective as of February 3, 2020, the Fund suspended the offering and operation of its Class U, Class T, and Class D shares. Class C, Class W and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C Shares are subject to a 1.00% early withdrawal charge. Class L shares are offered at NAV plus a maximum sales charge of 4.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and early withdrawal fees. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. This includes the accounts of the Fund and its wholly-owned subsidiary, DIF Investments LLC and DIF Investments II LLC. All intercompany balances and transactions have been eliminated in consolidation. All references made to the “Fund,” “we,” and “us” herein include Resource Real Estate Diversified Income Fund and its consolidated subsidiaries, except as stated otherwise.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price. Futures are valued based on their daily settlement value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fund’s Fair Value Committee (the “Valuation Committee”) using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board” or “Trustees”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Semi-Annual Report | March 31, 2020	19

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

March 31, 2020 (Unaudited)

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

Valuation of Private REITs – The Fund invests a portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). Private REITs report their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non-calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each Private REIT, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market.

Valuation of Public Non-Traded REITs – The Fund invests a portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). Public Non-Traded REITs do not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, discounted cash flows and potential illiquidity discounts.

Valuation of Private Investment Funds – The Fund invests a portion of its assets in Private Investment Funds. Private Investment Funds measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient and to value its investments in Private Investment Funds at their respective NAVs at each quarter. For non-calendar quarter days, the Valuation Committee determines the fair value of each Private Investment Fund by adjusting the most recent NAV for each Private Investment Fund, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the market.

Short Sales – The Fund may sell securities short. To do this, the Fund will borrow and then sell (take short positions in) securities. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace, or cover, the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

20	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

March 31, 2020 (Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund’s investments as of March 31, 2020:

Investments in Securities at Value	Level 1	Level 2	Level 3	Other	Total
Bonds & Notes(a)	$–	$35,115	$–	$–	$35,115
Preferred Stocks(a)	50,421,431	–	–	–	50,421,431
Real Estate Investment Trusts - Common Equity(a)
Public Non-Traded Real Estate Investment Trusts	–	–	2,417,758	–	2,417,758
Private Real Estate Investment Trusts & Private Investment Funds (Measured at net asset value)(b)	–	–	–	254,090,638	254,090,638
Traded Real Estate Investment Trusts	14,970,130	–	–	–	14,970,130
Short Term Investments	13,229,075	–	–	–	13,229,075
TOTAL	$78,620,636	$35,115	$2,417,758	$254,090,638	$335,164,147

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.

(b)	In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments and Statement of Assets and Liabilities.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Balance as of September 30, 2019	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2020	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2020
Public Non-Traded Real Estate Investment Trusts	$2,742,036	$–	$–	$10,377	$(233,549)	$–	$(101,106)	$–	$–	$2,417,758	$(182,357)
	$2,742,036	$–	$–	$10,377	$(233,549)	$–	$(101,106)	$–	$–	$2,417,758	$(182,357)

Significant unobservable valuation inputs for material Level 3 investments as of March 31, 2020 are as follows:

	Fair Value at 3/31/2020	Valuation Technique	Unobservable Input	Range
Public Non-Traded Real Estate Investment Trusts	$ 2,417,758	Net Asset Value	Proprietary Benchmark	$99.15 – $100.80

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Proprietary Benchmark	Increase	Decrease

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums on securities are accreted to the earliest call date and purchase discounts are amortized over the life of the respective securities. Note that distributions received from REITs may be classified as dividends, capital gains and/or return of capital. The Fund does not estimate how much of the distributions from REITs is considered net investment income, capital gains, and/or return of capital at the time distributions are received; instead, the Fund completes this classification based on estimates at the end of each semi-annual period and at the end of each fiscal year. The Fund also makes interim estimates as appropriate to complete other financial reporting.

Semi-Annual Report | March 31, 2020	21

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

 March 31, 2020 (Unaudited)

Industry Concentration – As of March 31, 2020, the Fund had 114% of its net assets invested within the real estate industry. Any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. This may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insurance limit is $250,000 per deposit. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to credit risk.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Early Withdrawal Charge – Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor (as defined in Note 3), will receive a commission of up to 1.00% of the purchase price of Class C shares and up to 0.50% on the purchase of Class A shares of $1 million or more. Shareholders who tender for repurchase of such shareholder’s Class C shares fewer than 365 days after the original purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price. Shareholders tendering Class A shares fewer than 365 days after the original purchase date may be subject to an early withdrawal charge of 0.50% of the original purchase price, which will be deducted from repurchase proceeds, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. The Distributor may waive the imposition of the early withdrawal charge in in the event of shareholder death or shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder. Class W, Class I and Class L shares will not be subject to an early withdrawal charge.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

22	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

 March 31, 2020 (Unaudited)

3. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by the Adviser. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. During the six months ended March 31, 2020, the Fund accrued $2,195,686 in advisory fees.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (excluding interest, dividend expense, amortization/accretion on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) at least until January 31, 2021, such that the total annual operating expenses of the Fund do not exceed 1.99% per annum of Class A average daily net assets, 2.74% per annum of Class C average daily net assets, 1.99% per annum of Class W average daily net assets, 1.74% per annum of Class I average daily net assets and 2.24% per annum of Class L average daily net assets. Fee waivers and expense payments may be recouped by the Adviser from the Fund within three years of when the amounts were waived or reimbursed, to the extent that overall expenses fall below the expense limitation. During the six months ended March 31, 2020, the Adviser waived fees and reimbursed expenses of $20,503 and recouped $25,486 of expenses pursuant to its contractual agreement.

As of March 31, 2020, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	2020	2021	2022	2023
Resource Real Estate Diversified Income Fund	$356,277	$508,288	$173,758	$22,544

CCO/Compliance Services –

Pursuant to a Compliance Services Agreement between the Fund and Resource America, Inc. (acting together with the Adviser and certain other affiliates (collectively, “Resource”)), dated March 1, 2018 (the “CSA”), Resource provides compliance services to the Fund. The services under the CSA are designed to ensure compliance by the Fund with its investment objectives, policies and restrictions, as disclosed in the Fund’s Prospectuses and Statement of Additional Information.

The CSA also covers, among other items, services associated with monitoring the Fund’s compliance with its policies and procedures and applicable federal, state and foreign securities laws and the rules and regulations thereunder. The initial term of the CSA is two years and will remain in full force from year to year thereafter, subject to annual approval by Resource and the Board.

In return for the services provided under the CSA, the Fund pays Resource a flat, annual fee of $200,000, payable monthly in twelve (12) equal installments (the “Flat Fee”), provided that each such monthly installment of the Flat Fee shall not exceed a monthly fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets (the “Asset-Based Fee”). For purposes of determining whether the Fund will pay the Asset- Based Fee in any given month, Resource compares the amount of the Flat Fee and Asset-Based Fee that would be due for the given month and charges the Fund the applicable Asset-Based Fee only if such Asset-Based Fee is lower than the monthly installment of the Flat Fee, which is $16,667 (1/12 of $200,000).

For the six months ended March 31, 2020, the Fund incurred $100,000 with respect to costs associated with the Fund’s Chief Compliance Officer and fees associated with compliance services under the CSA.

Fund Accounting Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc. (the “Transfer Agent”), an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund and receives customary fees from the Fund for such services.

Distributor – ALPS Distributors, Inc. (the “Distributor”), an affiliate of ALPS, serves as the Fund’s distributor. There are no fees paid to the Distributor pursuant to the distribution agreement. The Board has adopted, on behalf of the Fund, a shareholder servicing plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the shareholder servicing plan, the Fund’s Class A, Class C, Class W, Class U, Class T, Class D and Class L shares are subject to a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to that share class. For the six months ended March 31, 2020, the Fund incurred shareholder servicing fees of $348,265. The Class C, Class T and Class L shares also pay to the Distributor a distribution fee, payable under a distribution plan adopted by the Board, that accrues at an annual rate equal to 0.75%, 0.75% and 0.25%, respectively, of the Fund’s average daily net assets attributable to Class C, Class T and Class L shares, respectively, and is payable on a quarterly basis. In addition, Class D shares pay to Resource Securities LLC (the “Dealer Manager”), an affiliate of the Adviser, a dealer manager fee, payable under a distribution plan adopted by the Board, that accrues at an annual rate equal to 0.50% of the Fund’s average daily net assets attributable to Class D shares and is payable on a quarterly basis. Class A, Class W Class I and Class U shares are not currently subject to a distribution fee. For the six months ended March 31, 2020, the Fund accrued $322,931 in distribution fees and $6,454 in dealer manager fees.

Semi-Annual Report | March 31, 2020	23

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

March 31, 2020 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended March 31, 2020, no fees were retained by the Distributor.

Trustees – Each trustee who is not affiliated with the Trust or the Adviser receives an annual fee of $10,000, $2,000 for attending the annual in-person meeting of the Board, and $500 for attending each of the remaining telephonic meetings, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the interested Trustees or executive officers receive compensation from the Trust, except as noted above with respect to the Fund’s Chief Compliance Officer for the period October 1, 2017 through February 28, 2018.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2020 amounted to $108,205,307 and $139,762,083, respectively.

5. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities – The following discloses the Fund’s use of derivative instruments and hedging activities:

The Fund’s investment objectives permit the Fund to enter into various types of derivative contracts, such as options. In doing so, the Adviser may employ strategies in differing combinations to permit the Fund to increase, decrease or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objectives, the Adviser may seek to use derivatives to increase or decrease the Fund’s exposure to the following market risk factor:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks to which the Fund is attempting to increase or decrease exposure, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

24	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

March 31, 2020 (Unaudited)

Option Contracts –The Fund may enter into options transactions for hedging purposes and for non-hedging purposes, such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC and foreign exchanges. A written call option obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A written put option obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

The location in the Statement of Operations of the Fund’s derivative activity for the six months ended March 31, 2020 are as follows:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Purchased Options (Equity contracts)	Net realized gain/loss on investments/Net change in unrealized appreciation on investments	$(2,083,273)	$136,900
Written Options (Equity contracts)	Net realized gain/loss on investments/Net change in unrealized appreciation on investments	(325,501)	247,584
Total		$(2,408,774)	$384,484

During the six months ended March 31, 2020, the average purchased and written option contracts volume was 604,417 and 602,492 contracts, respectively.

6. TAX BASIS INFORMATION

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. Final characterization of the Fund’s 2019 distributions to its common shareholders is also dependent upon the magnitude or timing of the Fund’s securities transactions prior to year-end. Therefore, it is likely that some portion of the Fund’s 2019 investment income and distributions to its common shareholders will be recharacterized as long term capital gain and return of capital for financial statement and U.S. federal income tax purposes subsequent to year end and reflected accordingly in the Fund’s year end financial statements.

The tax character of distributions paid for the year ended September 30, 2019:

September 30, 2018	Ordinary Income	Long-Term Capital Gain	Return of Capital
Resource Real Estate Diversified Income Fund	$8,732,190	$4,726,274	$3,904,241

The following information is computed on a tax basis for each item as of March 31, 2020:

Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
$30,802,083	$(42,217,666)	$(11,415,583)	$346,579,730

Semi-Annual Report | March 31, 2020	25

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

March 31, 2020 (Unaudited)

The difference between book basis and tax basis distributable earnings and unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, investments in partnerships and certain other investments.

7. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of up to 5% of the Fund’s issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). If shareholders tender for repurchase more than 5% of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase an additional 2% of the outstanding shares of the Fund, or if more than 7% of the outstanding shares of the Fund are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all of the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests.

During the six months ended March 31, 2020, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares (up to 7% at the discretion of the officers of the Fund) as of the Repurchase Pricing Dates. The January 15, 2020 quarterly repurchase offer was oversubscribed and the Fund honored the redemptions received on a pro rata basis up to 5% of the number of shares outstanding. The result of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	September 16, 2019	December 16, 2019
Repurchase Request Deadline	October 16, 2019	January 15, 2020
Repurchase Pricing Date	October 16, 2019	January 15, 2020
Amount Repurchased	$8,386,727	$18,773,892
Shares Repurchased	770,280	1,726,247

8. BANK LINE OF CREDIT

The Fund has a secured revolving bank line of credit through BNP Paribas Prime Brokerage International, Ltd. (the “Bank”) subject to the limitations of the 1940 Act for borrowings.

Borrowings under this arrangement bear interest at the Bank’s 1 month LIBOR plus 90 basis points at the time of borrowing. During the six months ended March 31, 2020, the Fund incurred $573,450 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended March 31, 2020 were $43,086,397 and 2.51%, respectively. The largest outstanding borrowing during the six months ended March 31, 2020 was $81,928,507. As of March 31, 2020, the Fund had $25,836,647 of outstanding borrowings.

As collateral security for the Bank line of credit, the Fund grants the Bank a first position security interest in a lien on all securities of any kind or description held by the Fund in the pledge account. As of March 31, 2020, the Fund had $25,836,647 in publicly traded securities pledged as collateral for the line of credit and written options, as well as, $39,554,914 in publicly traded securities available as collateral for future borrowings.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Please note that at this time, it is unknown how the spread of COVID-19 will impact the future performance of the Fund’s investments, including future fair values and realizations of such investments.

The Fund completed a quarterly repurchase offer on April 15, 2020, which resulted in 2,359,532 Fund shares being repurchased for $22,744,520. The quarterly repurchase was oversubscribed and the Fund honored the redemption received on a pro rata basis.

26	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Notes to Consolidated Financial Statements

March 31, 2020 (Unaudited)

On December 3, 2019, at a meeting of the Board, the Board considered and unanimously approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) by and among the Fund, the Adviser, the Goldman Sachs Real Estate Diversified Income Fund (the “GS Real Estate Fund”), a to-be registered closed-end management investment company to be operated as an “interval fund” pursuant to Rule 23c-3 under the Investment Company Act of 1940, and GSAM (the investment adviser to the GS Real Estate Fund). Pursuant to the Plan of Reorganization, the Fund is to be reorganized into the GS Real Estate Fund, whereby the GS Real Estate Fund would receive substantially all of the assets and assumed certain stated liabilities of the Fund (the “Reorganization”) and each shareholder of the Fund will receive shares of the GS Real Estate Fund. On December 7, 2019, Resource America, Inc., the Adviser (together with Resource America, “Resource”) and C-III entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Goldman Sachs Asset Management, L.P. (“GSAM”), pursuant to which GSAM will acquire certain assets related to Resource’s investment management business (the “Transaction”). The Reorganization was approved by the Fund’s shareholders at a special meeting of the Fund’s shareholders on May 1, 2020. The Transaction and the Reorganization (each as described above) closed on May 18, 2020.

Semi-Annual Report | March 31, 2020	27

Resource Real Estate Diversified Income Fund	Additional Information

March 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-747-9559, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 855-747-9559, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-747-9559. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting on November 12, 2019, the Board of Trustees (the “Board” or “Trustees”) of Resource Real Estate Diversified Income Fund (the “Fund” or the “Trust”), including a majority of the independent Trustees, approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Resource Real Estate, LLC (“Resource Real Estate” or the “Adviser”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Adviser and the Advisory Agreement.

The Trustees considered the following material factors during their deliberations: (1) the nature, extent and quality of services to be provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors. The Trustees relied upon the advice of counsel and their own business judgment in determining the before-mentioned material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Service. The Board examined the nature, extent and quality of the services provided by Resource Real Estate to the Fund. They noted that the Board received a significant level of input and quality materials from Resource Real Estate, which provided professional managerial and operational teams to run and support the Fund. They further noted that Resource Real Estate continued to invest in high quality professional personnel to support the Fund. The Trustees agreed they saw a clear focus from the Adviser’s management team on compliance and efforts to use additional technology to automate compliance functions and remove human error. The Trustees noted that they appreciated their access to the portfolio management team and senior firm managers with the Adviser, were satisfied overall with the Adviser’s ongoing transparency, and looked forward to continued high-level of service to benefit the Fund’s shareholders.

The Trustees discussed the nature of Resource Real Estate’s operations, the quality of Resource Real Estate’s compliance infrastructure and the experience and background of all key personnel of its fund management team. The Board considered the support provided by C-III Capital Partners LLC across all functions of the firm. The Trustees further considered the key risks associated with the Fund’s investment strategy and the policies and procedures adopted by Resource Real Estate to mitigate those risks. They also discussed Resource Real Estate’s practices for monitoring compliance with the Fund’s investment limitations as well as Resource Real Estate’s broker-dealer selection practices and strong best execution analysis. The Trustees concluded that Resource Real Estate had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to the continued performance of its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Resource Real Estate to the Fund were satisfactory.

Performance. The Trustees considered the performance of the Fund. They noted that across all periods ended September 30, 2019, the Fund outperformed its peer group average, Morningstar category average, and its benchmark index, with the exception of underperformance during the 1-year period ended September 30, 2019 compared to the Wells Fargo Hybrid and Preferred Securities REIT Index (consisting of equal parts Global Developed REIT Equities, Direct Real Estate, and Real Estate Credit). The Trustees recognized the limited benefits of comparing the Fund’s performance to its Morningstar category due to disparate grouping of a range of strategies that seek different objectives within the category. The Trustees expressed their appreciation for the strong performance and the careful, thoughtful and professional manner in which Resource Real Estate implemented the strategy. The Trustees reasoned that the Fund’s outperformance was driven primarily by an active management strategy and shifts in asset class allocations and concluded that the Fund’s performance was satisfactory.

28	www.resourcealts.com

Resource Real Estate Diversified Income Fund	Additional Information

March 31, 2020 (Unaudited)

Fees and Expenses. The Trustees noted that the Fund charged a 1.25% management fee and that the fee was below the average of the Fund’s Morningstar category and higher than the average, but reasonably within the range of, its peer group. They further noted that the Fund’s net expense ratio was above the averages of the Morningstar category and the peer group. The Trustees further noted the expense cap in place, and after further discussion, concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser had realized material economies of scale with respect to the management of the Fund. They considered that Resource Real Estate reported that it had not yet received material benefits related to economies of scale, but that such economies may be realized as the Fund grows. After further discussion, the Trustees concluded that the absence of breakpoints at this time was acceptable, but that economies of scale would be revisited in the future should the Fund grow materially in size.

Profitability and Indirect Benefits. The Trustees reviewed the profitability analysis provided by Resource Real Estate related to the firm’s work with the Fund. The Trustees acknowledged indirect benefits received by the Adviser related to compensation paid to its affiliates for compliance and distribution services provided. The Board agreed that such compensation was appropriate for the services received. The Board further acknowledged that the firm was not making a profit on the Fund and accordingly, excess profits were not an issue at this time.

Conclusion. Having requested and received such information from Resource Real Estate as the Board of the Fund believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that that renewal of the Advisory Agreement was in the best interests of the shareholders of the Fund.

4. DISTRIBUTABLE CASH FLOW

The information presented below regarding Distributable Cash Flow is supplemental non-GAAP financial information, which is meaningful to understanding the operating performance of the Fund. Distributable Cash Flow is the functional equivalent of EBITDA for non-investment companies. Management believes it is an important supplemental measure of performance. This information is supplemental, unaudited, and is not inclusive of required financial disclosures (such as Total Expense Ratio), and should be read in conjunction with our full financial statements.

	For the Six Months Ended March 31, 2020	For the Year Ended September 30, 2019
Dividends and Interest from the Statement of Operations	$9,957,311	$20,275,385
Add: Tax adjustments attributable to REIT and other investments(1)	314,994	1,933,926
Dividends and Interest before REIT adjustments	10,272,305	22,209,311

Total Expenses	5,362,301	9,292,698
Less Fees (Waived)/Recouped	4,983	(171,834)
Total Net Expenses	5,367,284	9,120,864

Distributable Cash Flow	4,905,021	13,088,447

Distribution to Shareholders	13,701,183	17,362,705

Distribution Coverage Ratio	36%	75%

Net Realized Gain from the Statement of Operations(2)	9,426,489	7,880,053

Distribution Coverage Ratio including Net Realized Gain	105%	121%

[1]	Tax adjustments attributable to REITs and other investments are adjustments to reflect the tax character of distributions received from underlying investments. Specifically, a portion of distributions received from REITs are often treated as non-taxable return of capital for book and tax purposes and distributions received from investments structured as partnerships are also treated as return of capital to the extent the distributions received exceed the income reported to the Fund on the Forms K-1 received from the underlying investments.

[2]	The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

Semi-Annual Report | March 31, 2020	29

RESOURCE

REAL ESTATE DIVERSIFIED INCOME FUND

INVESTMENT ADVISER
Resource Real Estate, LLC
717 Fifth Avenue, 14th Floor
New York, New York 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for Resource Real Estate Diversified Income Fund.

Item 2.  Code of Ethics.

Not applicable to this report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Investments.

(a)	The schedule of investments is included as part of the Report to Shareholders filed under Item 1 of this report.

(b)	Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this report.

(b)	Not applicable to this report.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:  June 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:  June 1, 2020

By:	/s/ Steven R. Saltzman
Steven R. Saltzman
Treasurer (Principal Financial Officer)

Date:  June 1, 2020